Expense Example - FidelitySAIConvertibleArbitrageFund-PRO - FidelitySAIConvertibleArbitrageFund-PRO - Fidelity SAI Convertible Arbitrage Fund - Fidelity SAI Convertible Arbitrage Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 148
3 years	$ 512